Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net loss per share [Abstract]
NET LOSS PER SHARE

16.    NET LOSS PER SHARE

The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Numerator:
Net loss (in thousands)	$(115,373)	$(79,540)
Denominator:
Weighted average shares outstanding – basic and dilutive	157,317,695	67,255,538
Basic and diluted net loss per share	$(0.73)	$(1.18)

For the years ended December 31, 2022 and 2021, the diluted earnings per share is equal to the basic earnings per share as the effect of potentially dilutive securities would have been antidilutive.

The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
Stock options	25,420,425	30,361,405
Restricted stock units	16,716,383	—
Estimated ESPP stock units	476,636	—
Common stock warrants	3,665,996	1,063,214
Redeemable convertible preferred stock	—	106,949,326
Total	46,279,440	138,373,945